Equity Incentive Plan RSUs Outstanding (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU Assumed in Acquisition, Nonvested, Number			673,776
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Number, period start	5,618,000	673,000	0
Outstanding, Weighted Average Grant Date Fair Value, period start	$ 3.66	$ 7.71	$ 0.00
RSU Assumed in Acquisition, Nonvested, Number			674,000
RSU Assumed in Acquisition, Nonvested, Grant Date Fair Value			$ 7.71
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period	(1,454,000)	(138,000)	(1,000)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeitures, Weighted Average Grant Date Fair Value	$ 3.39	$ 4.71	$ 7.71
Grants in Period	1,638,000	6,391,000
Grants in Period, Weighted Average Grant Date Fair Value	$ 0.82	$ 3.56
Vested and Released in Period	(2,038,000)	(1,308,000)
Vested in Period, Weighted Average Grant Date Fair Value	$ 3.32	$ 5.27
Outstanding, Number, period end	3,764,000	5,618,000	673,000
Outstanding, Weighted Average Grant Date Fair Value, period end	$ 2.58	$ 3.66	$ 7.71